Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - Dan Sabia [Member] $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Business Acquisition [Line Items]
Revenue	$ 77,702
Net income	$ 15,038